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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM 13F
        REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED SEPTEMBER 30, 1999

Check here if Amendment: / /; Amendment Number: ______________

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
    This Amendment (Check only one.):  / /        is a restatement.
                                       / /        adds new holdings entries.
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Institutional Investment Manager Filing this Report:

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
Name:     Wyoming Trust and Management Company
Address:  P.O. Box 2310
          Gillette, Wyoming 82717
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Form 13F File Number: 28- 6600

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

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
Name:   Merita D. Schollmeier
Title:  Vice President
Phone:  651-205-2030
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Signature, Place, and Date of Signing:

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
/s/ Merita D. Schollmeier    St. Paul, MN 11/12/99
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Report Type (Check only one.):

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
/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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List of Other Managers Reporting for this Manager:

(If there are no entries in this list, omit this section.)

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FORM 13F FILE NUMBER                           NAME
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
28-551                                         U.S. Bancorp
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